Fees and Expenses - American Century ETF Trust - Avantis Moderate Allocation ETF Series	Jan. 01, 2026
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)